Unaudited Condensed Consolidated Statements of Changes in Stockholders' Equity (Parenthetical)	Oct. 05, 2020 shares
Forfeiture of founder shares (in Shares)	750,000
Over-allotment option
Forfeiture of founder shares (in Shares)	750,000